Employee Benefits	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefits

32)EMPLOYEE BENEFITS

	As at March 31
Particulars	2017	2018
Net defined benefit asset	229	—
Total employee benefit asset	229	—
Net defined benefit liability	1,594	2,458
Other long term employee benefit (liability for compensated absences)	1,352	1,263
Total employee benefit liabilities	2,946	3,721

	As at March 31
Particulars	2017	2018
Present Value of unfunded obligation	1,594	2,458
Total	1,594	2,458

Defined Benefit Plan

The Group’s gratuity schemes for the employees of its Indian subsidiaries (MakeMyTrip (India) Private Limited and Ibibo Group Private Limited) are defined benefit plans. The plan in Ibibo Group Private Limited (‘GI India’) is funded and plan in MakeMyTrip (India) Private Limited (‘MMT India’) is unfunded. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A.	Movement in the net defined benefit (asset) liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined (asset) liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2017	2018	2017	2018	2017	2018
Balance as at April 1	1,085	2,236	—	(871)	1,085	1,365
Acquired through business combination	583	—	(806)	—	(223)	—
Included in profit or loss
Current service cost	284	546	—	—	284	546
Past service cost	—	236	—	—	—	236
Interest cost (income)	85	131	(6)	(45)	79	86
	369	913	(6)	(45)	363	868
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(12)	—	—	—	(12)	—
-financial assumptions	16	(14)	—	—	16	(14)
-experience adjustment	284	458	—	—	284	458
-Return on plan assets excluding interest income	—	—	(22)	(22)	(22)	(22)
	288	444	(22)	(22)	266	422
Effects of movement in exchange rates	68	(13)	(38)	1	30	(12)
Other
Benefits paid	(157)	(586)	1	401	(156)	(185)
Balance as at March 31	2,236	2,994	(871)	(536)	1,365	2,458

	As at March 31
Represented by:	2017	2018
Net defined benefit liability (MMT India)	1,594	2,004
Net defined benefit (asset)/liability (GI India)	(229)	454

B.	Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2017	2018
Funds managed by the insurer	100%	100%

C.	Actuarial assumptions

Principal actuarial assumptions are given below:

	As at March 31
Particulars	2017	2018
Discount rate (per annum)	6.70%	7.10%
Future salary growth (per annum)	10.00%-11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	58-60	58-60

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) (modified) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

D.	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2017		For the year ended March 31, 2018
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(88)	95	(119)	129
Future salary growth (1% movement)	80	(77)	110	(106)
Withdrawal rates (10% movement)	(200)	302	(323)	511